UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Contrarius Investment Management Limited

Address:   2 Bond Street
           St. Helier
           Jersey JE2 3NP, Channel Islands


Form 13F File Number: 28-13714


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Radley
Title:  Director
Phone:  +44 1534 761101

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew Radley                  St. Helier, Jersey, Channel        2/10/2012
                                   Islands
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      701,013
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-                   Contrarius Investment Management (Bermuda) Limited
                            ("CIM(B)L")
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Apple Inc                    Com            037833100   77,993   192,576 SH       DEFINED    CIM(B)L    192,576      0    0
Gannett Co. Inc              Com            364730101   71,653 5,359,255 SH       DEFINED    CIM(B)L  5,359,255      0    0
Cisco Systems                Com            17275R102   52,420 2,899,317 SH       DEFINED    CIM(B)L  2,899,317      0    0
Anglogold ADR                ADR            035128206   47,423 1,117,141 SH       DEFINED    CIM(B)L  1,117,141      0    0
New York Times Co            Com            650111107   47,334 6,123,465 SH       DEFINED    CIM(B)L  6,123,465      0    0
Safeway                      Com            786514208   39,522 1,878,441 SH       DEFINED    CIM(B)L  1,878,441      0    0
Google Inc                   Com            38259P508   39,407    61,011 SH       DEFINED    CIM(B)L     61,011      0    0
Symantec Corp                Com            871503108   39,261 2,508,702 SH       DEFINED    CIM(B)L  2,508,702      0    0
Microsoft Corp               Com            594918104   38,282 1,474,650 SH       DEFINED    CIM(B)L  1,474,650      0    0
Hewlett-Packard Company      Com            428236103   35,487 1,377,592 SH       DEFINED    CIM(B)L  1,377,592      0    0
Dell                         Com            24702R101   35,127 2,400,999 SH       DEFINED    CIM(B)L  2,400,999      0    0
Nvidia Corp                  Com            67066G104   27,916 2,014,125 SH       DEFINED    CIM(B)L  2,014,125      0    0
Expedia                      Com            30212P303   20,845   718,301 SH       DEFINED    CIM(B)L    718,301      0    0
AllianceBernstein Holding LP Com            01881G106   17,772 1,358,679 SH       DEFINED    CIM(B)L  1,358,679      0    0
The McClatchy Co             Com            579489105   15,519 6,493,431 SH       DEFINED    CIM(B)L  6,493,431      0    0
Entercom Communications Corp Com            293639100   13,799 2,243,759 SH       DEFINED    CIM(B)L  2,243,759      0    0
Oracle Corp                  Com            68389X105   13,287   518,020 SH       DEFINED    CIM(B)L    518,020      0    0
eHealth                      Com            28238P109   10,759   731,933 SH       DEFINED    CIM(B)L    731,933      0    0
Intel Corp                   Com            458140100   10,548   434,976 SH       DEFINED    CIM(B)L    434,976      0    0
Winn-Dixie Stores            Com            974280307   10,463 1,115,505 SH       DEFINED    CIM(B)L  1,115,505      0    0
TripAdvisor                  Com            896945201    7,715   306,046 SH       DEFINED    CIM(B)L    306,046      0    0
Applied Materials            Com            038222105    6,691   624,706 SH       DEFINED    CIM(B)L    624,706      0    0
Eastman Kodak Company        Com            277461109    4,585 7,059,593 SH       DEFINED    CIM(B)L  7,059,593      0    0
Lam Research Corp            Com            512807108    3,879   104,788 SH       DEFINED    CIM(B)L    104,788      0    0
Gilead Sciences              Com            375558103    3,640    88,928 SH       DEFINED    CIM(B)L     88,928      0    0
Kinross Gold                 Com            496902404    3,320   291,237 SH       DEFINED    CIM(B)L    291,237      0    0
L-3  Communications          Com            502424104    2,664    39,954 SH       DEFINED    CIM(B)L     39,954      0    0
Synaptics Inc                Com            87157D109    1,714    56,834 SH       DEFINED    CIM(B)L     56,834      0    0
SUPERVALU                    Com            868536103    1,512   186,185 SH       DEFINED    CIM(B)L    186,185      0    0
Skechers                     Com            830566105      475    39,151 SH       DEFINED    CIM(B)L     39,151      0    0
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